UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   MAY 7, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total: $101,107
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS 	SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------
AT&T Inc.                      COM              00206R102     1087         43126 SH       Sole            43126
Alcoa Inc                      COM              013817101      424         57800 SH       Sole            57800
Amazon                         COM              023135106      441          6000 SH       Sole             6000
Analog Devices                 COM              032654105      501         26000 SH       Sole            26000
ArcelorMittal                  ADR              03938L104      281         14000 SH       Sole            14000
Baker Hughes Inc.              COM              057224107      314         11000 SH       Sole            11000
Best Buy Co. Inc.              COM              086516101      456         12000 SH       Sole            12000
Bristol Myers Squibb           COM              110122108      342         15600 SH       Sole            15600
Caterpillar                    COM              149123101      238          8500 SH       Sole             8500
Cisco Systems Inc.             COM              17275R102      394         23500 SH       Sole            23500
Comerica                       COM              200340107      183         10000 SH       Sole            10000
Companhia Siderurgica Nacional ADR              20440W105      237         16000 SH       Sole            16000
Diamonds TR                    ETF              252787106     4297         56600 SH       Sole            56600
Dow Chemical                   COM              260543103      260         30853 SH       Sole            30853
EMC Corp                       COM              268648102      724         63500 SH       Sole            63500
FedEx Corporation              COM              31428X106      267          6000 SH       Sole             6000
Financial Select Sector SPDR   ETF              81369Y605      440         50000 SH       Sole            50000
General Electric               COM              369604103      669         66163 SH       Sole            66163
Goldman Sachs                  COM              38141G104      435          4100 SH       Sole             4100
Health Care Select Sector SPDR ETF              81369Y209     1181         48800 SH       Sole            48800
Hewlett-Packard                COM              428236103      436         13600 SH       Sole            13600
International Business Machs   COM              459200101     1318         13600 SH       Sole            13600
IShares Barclays Aggregate     ETF              464287226     2141         21100 SH       Sole            21100
IShares Biotech                ETF              464287556     2120         32000 SH       Sole            32000
IShares FTSE/Xinhua China 25   ETF              464287184      471         16500 SH       Sole            16500
IShares Lehman TIPS Bond       ETF              464287176      411          4000 SH       Sole            4000
IShares MSCI Brazil Index      ETF              464286400     1887         50100 SH       Sole            50100
IShares MSCI Canada Index      ETF              464286509      255         15500 SH       Sole            15500
IShares MSCI EAFE              ETF              464287465     7965        211900 SH       Sole           211900
IShares MSCI Emerging Markets  ETF              464287234     2414         97300 SH       Sole            97300
IShares Russell 2000           ETF              464287655     7776        185400 SH       Sole           185400
IShares S&P Europe 350         ETF              464287861     6037        236000 SH       Sole           236000
IShares S&P Latin America      ETF              464287390      256         10000 SH       Sole            10000
IShares iBoxx Investment Grade ETF              464287242     1600         17000 SH       Sole            17000
Industrial Select Sector SPDR  ETF              81369Y704     1368         74200 SH       Sole            74200
Intel Corp.                    COM              458140100      759         50412 SH       Sole            50412
JP Morgan Chase                COM              46625H100      404         15200 SH       Sole            15200
Market Vectors Agribusiness    ETF              57060U605      849         30000 SH       Sole            30000
Masco Corp.                    COM              574599106     3924        562243 SH       Sole           562243
Mastercard                     COM              57636Q104      586          3500 SH       Sole             3500
Powershares QQQ Trust          ETF              73935A104    14505        478400 SH       Sole           478400
Oil Service HOLDRS             ETF              678002106     3538         47800 SH       Sole            47800
Petroleo Brasileiro SA         ADR              71654V408      335         11000 SH       Sole            11000
Regional Bank Holders          ETF              75902E100      487          9800 SH       Sole             9800
Research In Motion             COM              760975102      215          5000 SH       Sole             5000
Rowan Companies                COM              779382100      180         15000 SH       Sole            15000
SPDR Trust Series 1            ETF              78462F103    11598        146000 SH       Sole           146000
SPDR Homebuilders              ETF              78464A888      106         10000 SH       Sole            10000
SPDR MidCap Trust              ETF              595635103     7305         82400 SH       Sole            82400
SPDR Barclays Capital High     ETF              78464A417      707         24000 SH       Sole            24000
Schering Plough Corp.          COM              806605101      424         18000 SH       Sole            18000
Semiconductor Holdrs           ETF              816636203     1711         91500 SH       Sole            91500
The Mosaic Co.                 COM              61945A107      420         10000 SH       Sole            10000
Transocean Ltd.                COM              H8817H100      235          4000 SH       Sole             4000
TriMas Corp                    COM              896215209      270        154500 SH       Sole           154500
United States Steel            COM              912909108      344         16300 SH       Sole            16300
Wal-Mart Stores                COM              931142103      521         10000 SH       Sole            10000
Wells Fargo                    COM              949746101      268         18800 SH       Sole            18800
iShares iBoxx High Yield Corp  ETF              464288513     1790         26400 SH       Sole            26400